Leases - Maturity of Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 1,797
2022	1,851
2023	1,905
2024	1,959
2025	2,013
Thereafter	9,532
Total lease payments	19,057
Less: imputed interest	4,031
Total lease liabilities	15,026
Less: current portion	1,070
Long-term lease liabilities	$ 13,956	$ 0